Share-Based Payments - Total Costs Related to Employee Share-Based Payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	R 156	R 186
2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	26	83
Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	61	73
Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	R 69	R 30